Cover	Feb. 01, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2023
Entity File Number	001-38971
Entity Registrant Name	SPRUCE POWER HOLDING CORPORATION
Entity Central Index Key	0001772720
Entity Tax Identification Number	83-4109918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1875 Lawrence Street
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(866)
Local Phone Number	903-2399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPRU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	47000 Liberty Drive
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393